INCOME TAXES - Changes in net deferred tax liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the net deferred tax liabilities:
Balance, beginning of year	$ 298,664	$ 238,310
Deferred tax expense recognized in net income	37,596	45,020
Foreign currency translation of deferred tax balances	(19,345)	15,334
Net deferred tax liabilities, end of year	$ 316,915	$ 298,664